Consolidated Statements of Stockholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings	Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Unearned Employee Stock Ownership Plan	Total Equity Attributable To Oneida Financial Corp.	Noncontrolling Interest	Total
Balance, Beginning of the Period at Dec. 31, 2008	$ 83,225	$ 19,221,421	$ 41,584,629		$ (5,562,481)	$ (3,057,552)		$ 52,269,242
Balance, Beginning of the Period, Shares at Dec. 31, 2008	8,322,452
Net income			4,113,357	4,113,357				4,113,357		4,369,307
Other Comprehensive loss, net of tax
Unrealized gains/losses on securities arising during period				514,308
Reclassification adjustment for gains/losses included in net income				1,506,999
Net unrealized gains (losses)				2,021,307
Change in unrealized loss on pension benefits				648,051
Other comprehensive income before tax				2,669,358
Income tax effect				1,067,743
Other comprehensive income, net of tax				1,601,615	1,601,615			1,601,615
Comprehensive Income				5,714,972
Shares earned under stock plans		258,830						258,830
Tax benefit from stock plans		3,608						3,608
Common stock cash dividends			(1,673,714)					(1,673,714)
Redemption in noncontrolling interest
Treasury stock purchased						(379,976)		(379,976)
Treasury stock reissued		(1,903)				366,114		364,211
Balance, End of the Period at Dec. 31, 2009	83,225	19,481,956	44,024,272		(3,960,866)	(3,071,414)		56,557,173
Balance, Beginning of the Period, Shares at Dec. 31, 2009	8,322,452
Net income			3,760,688	3,760,688				3,760,688		4,018,126
Other Comprehensive loss, net of tax
Unrealized gains/losses on securities arising during period				(4,724,655)
Reclassification adjustment for gains/losses included in net income				900,851
Net unrealized gains (losses)				(3,823,804)
Change in unrealized loss on pension benefits				94,848
Other comprehensive income before tax				(3,728,956)
Income tax effect				1,491,583
Other comprehensive income, net of tax				(2,237,373)	(2,237,373)			(2,237,373)
Comprehensive Income				1,523,315
Shares earned under stock plans		185,598						185,598
Tax benefit from stock plans		9,165						9,165
Common stock cash dividends			(2,968,461)					(2,968,461)
Increase in noncontrolling interest
Treasury stock purchased						(155,877)		(155,877)
Treasury stock reissued		(888)				170,923		170,035
Proceeds of common stock offering and conversion of existing shares, net of expenses	(6,880)	29,003,988					(1,260,000)	27,737,108
Proceeds of common stock offering and conversion of existing shares, net of expenses, shares	(688,001)
Retirement of treasury stock	(4,697)	(3,031,881)				3,036,578
Retirement of treasury stock, shares	(469,657)
Allocation of ESOP shares		(11,437)					314,176	302,739
Balance, End of the Period at Dec. 31, 2010	71,648	45,636,501	44,816,499		(6,198,239)	(19,790)	(945,824)	83,360,795	2,559,500	85,920,295
Balance, End of the Period, Shares at Dec. 31, 2010	7,164,794
Net income			5,729,281	5,729,281				5,729,281	191,938	5,921,219
Distributions to non-controlling interest									(191,938)	(191,938)
Other Comprehensive loss, net of tax
Unrealized gains/losses on securities arising during period				7,381,962
Reclassification adjustment for gains/losses included in net income				(58,306)
Net unrealized gains (losses)				7,323,656
Change in unrealized loss on pension benefits				(530,322)
Other comprehensive income before tax				6,793,334
Income tax effect				(2,717,333)
Other comprehensive income, net of tax				4,076,001	4,076,001			4,076,001		4,076,001
Comprehensive Income				9,805,282
Tax benefit from stock plans		(4,424)						(4,424)		(4,424)
Common stock cash dividends			(3,335,222)					(3,335,222)		(3,335,222)
Redemption in noncontrolling interest									(2,500,500)	(2,500,500)
Allocation of ESOP shares		28,866					314,176	343,042		343,042
Stock repurchased and retired	(2,492)	(2,264,793)						(2,267,285)		(2,267,285)
Stock repurchased and retired, shares	(249,224)
Balance, End of the Period at Dec. 31, 2011	$ 69,156	$ 43,396,150	$ 47,210,558		$ (2,122,238)	$ (19,790)	$ (631,648)	$ 87,902,188	$ 59,000	$ 87,961,188
Balance, End of the Period, Shares at Dec. 31, 2011	6,915,570